Disclosure of detailed information about non cash transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Increase (decrease) in other provisions	$ 40	$ 439
Change in trade payables related to mineral properties, plant and equipment	96	(53)
Non-cash investing and financing activities	$ 136	$ 386